Discontinued Products (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 1993
Reserve For Discontinued Products [Roll Forward]
Reduction of reserve for anticipated future losses on discontinued products	$ 0		$ 86.0		$ 0
Reduction of reserve for anticipated future losses on discontinued products, after tax	0		55.9		0
Assets:
Investments	24,789.1		22,998.8
Collateral received under securities loan agreements	826.9		792.6
Total assets	53,402.1		49,764.8		41,387.5
Liabilities:
Total liabilities	38,850.3		35,686.6
Mortgage loans investment portfolio	387.0					5,400.0
Mortgage loans investment portfolio percentages (in hundredths)	11.00%					37.00%
Real Estate investment portfolio	74.0					500.0
Real Estate investment portfolio percentages (in hundredths)	2.00%					4.00%
Expected Runoff Of Single Premium Annuities	2,281.0		2,448.9		2,615.4
Expected Runoff Of Guaranteed Investment Contracts Liabilities	12.0		15.7		16.1
Actual Runoff Of Single Premium Annuities	2,645.8		2,804.8		2,857.6
Actual Runoff Of Guaranteed Investment Contracts Liabilities	0		0		6.6
Scheduled Contract Maturities, Settlements And Benefit Payments	377.9		391.5		399.5
Discontinued Products [Member]
Reserve For Discontinued Products [Roll Forward]
Reserve, beginning of period	979.5	[1]	978.5		896.3
Operating income (loss)	6.0		1.0		(2.0)
Net realized capital gains	29.2		86.0		84.2
Reduction of reserve for anticipated future losses on discontinued products	0		(86.0)		0
Reserve, end of period	1,014.7	[1]	979.5	[1]	978.5
Assets:
Investments	3,425.2	[1]	3,443.5	[1]
Other Assets	112.9	[1]	85.2	[1]
Collateral received under securities loan agreements	200.7	[1]	204.4	[1]
Current and deferred income taxes	0	[1]	14.4	[1]
Receivable from continuing products	566.5	[1],[2]	533.1	[1],[2]
Total assets	4,305.3	[1]	4,280.6	[1]
Liabilities:
Future policy benefits	2,645.8	[1]	2,804.8	[1]
Reserve for anticipated future losses on discontinued products	1,014.7	[1]	979.5	[1]	978.5
Collateral payable under securities loan agreements	200.7	[1]	204.4	[1]
Current and deferred income tax liabilities	27.9	[1]	0	[1]
Other Liabilities	416.2	[1],[3]	291.9	[1],[3]
Total liabilities	4,305.3	[2]	4,280.6	[1]
Debt And Equity Securities Available For Sale [Member]
Assets:
Investments	21,441.7		19,730.4
Debt And Equity Securities Available For Sale [Member] | Discontinued Products [Member]
Assets:
Investments	2,376.2	[1]	2,372.6	[1]
Mortgage Loans [Member]
Assets:
Investments	1,562.2		1,549.6
Mortgage Loans [Member] | Discontinued Products [Member]
Assets:
Investments	386.8	[1]	407.0	[1]
Other Investments [Member]
Assets:
Investments	1,785.2		1,718.8
Other Investments [Member] | Discontinued Products [Member]
Assets:
Investments	662.2	[1]	663.9	[1]
Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Member]
Liabilities:
2015	383.7	[4]
2016	367.8	[4]
2017	351.5	[4]
2018	335.3	[4]
2019	319.3	[4]
Thereafter	4,133.4	[4]
Discontinued Products Reserve Balance [Member]
Liabilities:
2015	53.9
2016	52.9
2017	51.6
2018	50.2
2019	48.7
Thereafter	$ 757.4

[1]	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
[2]	At the time of discontinuance, a receivable from Large Case Pensions’ continuing products was established on the discontinued products balance sheet. This receivable represented the net present value of anticipated cash shortfalls in the discontinued products, which will be funded from continuing products. Interest on the receivable is accrued at the discount rate that was used to calculate the reserve. The offsetting payable, on which interest is similarly accrued, is reflected in continuing products. Interest on the payable generally offsets investment income on the assets available to fund the shortfall. These amounts are eliminated in consolidation.
[3]	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.
[4]	December 31, 2014 and 2013, our remaining GIC liability was not material.